UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06258)

Exact name of registrant as specified in charter: Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund The fund's portfolio 2/28/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (100.0%)(a)

	Rating (RAT)	Principal amount	Value

Arizona (92.4%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Ba1	$500,000	$500,860
AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds (Salt River), Ser. B, 5s, 1/1/22	Aa2	1,500,000	1,589,685
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network), 7s, 12/1/25	BBB	1,000,000	1,162,930
AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation), Ser. A, 6.4s, 8/15/27	BB-/P	400,000	402,680
AZ Hlth. Fac. Auth. VRDN (Banner Hlth.), Ser. A, 3.18s, 1/1/29	A-1+	1,300,000	1,300,000
AZ School Fac. Board Rev. Bonds (State School Impt.)
5 1/4s, 7/1/20 (Prerefunded)	Aaa	1,000,000	1,089,030
5 1/4s, 7/1/14 (Prerefunded)	Aaa	1,050,000	1,143,482
AZ State U. COP
(AZ State U. Project-2002), MBIA, 5.1s, 7/1/25	Aaa	1,000,000	1,056,320
(Research Infrastructure), AMBAC, 5s, 9/1/30	Aaa	1,000,000	1,053,740
AZ State U. Rev. Bonds
FGIC, 5 7/8s, 7/1/25 (Prerefunded)	Aaa	500,000	542,080
FSA, 5 1/4s, 7/1/09	AAA	1,260,000	1,330,258
AMBAC, 5s, 7/1/26	Aaa	600,000	637,170
AZ Tourism & Sports Auth. Tax Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, MBIA
5 3/8s, 7/1/19	Aaa	1,000,000	1,097,850
5s, 7/1/25	Aaa	825,000	869,938
AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr. Quality), Ser. A, 5s, 10/1/22	Aaa	1,750,000	1,870,715
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B+/P	150,000	164,495
Chandler, G.O. Bonds, FGIC, 8s, 7/1/10	Aaa	1,450,000	1,700,921
Chandler, St. & Hwy. User Rev. Bonds, MBIA, 8s, 7/1/11	Aaa	1,100,000	1,325,555
Chandler, Wtr. & Swr. Rev. Bonds, FGIC, 8s, 7/1/14	Aaa	2,150,000	2,762,664
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	490,000	519,454
Glendale, Indl. Dev. Auth. Hosp. Rev. Bonds (Midwestern U.), Ser. A, 5 7/8s, 5/15/31	A-	1,500,000	1,623,870
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	524,455
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	Aaa	1,600,000	1,681,984
Maricopa Cnty., Hosp. Rev. Bonds (Sun Health. Corp.)
6 1/8s, 4/1/18	Baa1	140,000	146,378
6 1/8s, 4/1/18 (Prerefunded)	Baa1	360,000	376,952
Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A, MBIA, U.S. Govt. Coll.,
7s, 12/1/16	Aaa	3,500,000	4,324,810
Maricopa Cnty., Poll. Control Rev. Bonds (Public Service Co. NM), Ser. A, 6.3s, 12/1/26	Baa2	1,000,000	1,041,030
Maricopa Cnty., Pub. Fin. Corp. Lease Rev. Bonds, AMBAC
5 1/2s, 7/1/14	Aaa	870,000	943,733
5 1/2s, 7/1/14 (Prerefunded)	Aaa	130,000	142,003
Maricopa Cnty., School Dist. G.O. Bonds
(No. 69 Paradise Valley-Project of 1994), Ser. B, MBIA, 7s, 7/1/12	Aaa	2,000,000	2,371,660
(No. 89 Dysart Unified School Impt. 2002), Ser. B, FSA, 5s, 7/1/23 (Prerefunded)	Aaa	1,000,000	1,087,910
(No. 006 WA Elementary 2004 School Impt.), Ser. A, FSA, 5s, 7/1/17	Aaa	320,000	339,552
(No. 006 WA Elementary 2004 School Impt.), Ser. A, FSA, 5s, 7/1/17 (Prerefunded)	Aaa	175,000	188,130
(No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s, 7/1/09	Aaa	665,000	696,900
(No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s, 7/1/09 (Prerefunded)	Aaa	20,000	20,959
Mesa, Indl. Dev. Auth. Rev. Bonds (Discovery Hlth. Syst.), Ser. A, MBIA, 5 3/4s, 1/1/25 (Prerefunded)	Aaa	1,500,000	1,628,475
Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12	Aaa	1,000,000	1,196,710
Mohave Cnty., COP (Mohave Administration Bldg.), AMBAC, 5 1/4s, 7/1/19	Aaa	2,000,000	2,193,280
Northern AZ U. Rev. Bonds, FGIC
6 1/2s, 6/1/09	Aaa	1,725,000	1,884,511
5s, 6/1/34	Aaa	1,000,000	1,039,580
Oro Valley, Muni. Property Corp. Rev. Bonds (Sr. Lien Wtr.), MBIA, 5s, 7/1/23	Aaa	1,195,000	1,259,315
Phoenix, G.O. Bonds
5 3/8s, 7/1/25	Aa1	1,000,000	1,072,150
5 1/4s, 7/1/22	Aa1	1,000,000	1,065,940
Ser. B, 5s, 7/1/27	Aa1	1,500,000	1,573,635
Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds
(Sr. Lien), Ser. B, FGIC, 5 3/4s, 7/1/19	Aaa	1,000,000	1,089,340
Ser. A, FSA, 5 1/4s, 7/1/14	Aaa	1,970,000	2,069,012
Ser. A, FSA, 5 1/4s, 7/1/13	Aaa	1,620,000	1,700,320
Ser. A, FSA, 5 1/4s, 7/1/11	Aaa	2,010,000	2,108,731
Phoenix, Civic Impt. Corp. Excise Tax Rev. Bonds (Muni. Courthouse), Ser. A, 5 1/4s, 7/1/24	AAA	1,000,000	1,061,760
Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds, MBIA, 5s, 7/1/23	Aaa	2,000,000	2,131,860
Phoenix, Hsg. Mtge. Fin. Corp. Mtge. Rev. Bonds (Section 8 Assistances), Ser. A, MBIA, FHA Insd., 6.9s, 1/1/23	Aaa	1,095,000	1,097,310
Phoenix, Indl. Dev. Auth. Govt. Office Lease Rev. Bonds (Capitol Mall, LLC II), AMBAC, 5s, 9/15/28	Aaa	1,000,000	1,040,610

Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun YMCA), 3s, 1/1/31	A-1+	3,000,000	3,000,000
Pima Cnty., G.O. Bonds, MBIA, 5s, 7/1/10	Aaa	3,215,000	3,401,663
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB-	125,000	121,543
Pima Cnty., Indl Dev. Auth. Single Fam. Mtge. Rev. Bonds, Ser. B, FHLMC Coll., FNMA Coll., GNMA Coll.,
6.95s, 11/1/23	AAA	225,000	225,920
Pima Cnty., Unified School Dist. G.O. Bonds (No. 1 Tucson), FGIC, 7 1/2s, 7/1/08	Aaa	1,000,000	1,088,600
Prescott, Muni. Property Corp. Rev. Bonds, Ser. 2004, MBIA, 5s, 7/1/29	Aaa	1,775,000	1,867,442
Scottsdale, G.O. Bonds (Projects 1999 & 2000)
5s, 7/1/24	Aaa	510,000	534,725
5s, 7/1/24 (Prerefunded)	Aaa	990,000	1,057,587
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Memorial Hosp.), Ser. A, AMBAC, 6 1/8s, 9/1/17	Aaa	1,000,000	1,054,320
(Scottsdale Hlth. Care), 5.8s, 12/1/31	A3	500,000	537,465
(Scottsdale Hlth. Care), 5.7s, 12/1/21	A3	1,000,000	1,075,180
Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	BBB+	960,000	980,602
South Campus Group, LLC Student Hsg. Rev. Bonds (AZ State U. South Campus), MBIA
5 5/8s, 9/1/28	Aaa	1,250,000	1,373,625
5 5/8s, 9/1/23	Aaa	640,000	708,518
Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28	Aaa	2,200,000	2,305,666
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds (Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	200,000	203,892
Tucson, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Christian Care), Ser. A, 6s, 7/1/30	AA	1,000,000	1,079,250
U. of AZ, COP (U. of AZ Parking & Student Hsg.), AMBAC, 5 3/4s, 6/1/24 (Prerefunded)	Aaa	2,000,000	2,139,300
U. of AZ, Rev. Bonds, FSA, 5 1/4s, 6/1/08	Aaa	1,500,000	1,557,750
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	1,000,000	1,067,620
Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Management. Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	1,000,000	1,010,860
			89,234,220

Puerto Rico (6.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, MBIA, 5 1/2s, 7/1/29	AAA	500,000	599,390
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. K, 5s, 7/1/17	BBB+	1,000,000	1,065,930
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A, FSA, 5 1/2s, 8/1/23	Aaa	2,000,000	2,151,280
PR Elec. Pwr. Auth. Rev. Bonds, Ser. RR, FGIC, 5s, 7/1/24	Aaa	1,000,000	1,073,130
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,087,850
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5s, 8/1/10	Baa2	500,000	524,555
			6,502,135

Virgin Islands (0.9%)
VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/31	Baa3	845,000	850,704

TOTAL INVESTMENTS

Total investments (cost $91,626,620) (b)			$96,587,059

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)
Agreement with JPMorgan Chase Bank, N.A. dated September 19, 2005 to receive quarterly the notional amount multiplied by 3.693% and pay quarterly the notional amount multiplied by the U.S. Bond Market Association Municipal Swap
Index.	$2,000,000	3/21/16	$11,617

Agreement with UBS AG dated November 10, 2005 to pay quarterly the notional amount multiplied by 3.99% and receive quarterly the notional amount multiplied
by the U.S. Bond Market Association Municipal Swap Index.	2,000,000	5/11/16	(32,602)

Total			$(20,985)

NOTES

(a) Percentages indicated are based on net assets of $96,568,967.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $91,626,620, resulting in gross unrealized appreciation and depreciation of $5,118,741 and $158,302, respectively, or net unrealized appreciation of $4,960,439.

The rates shown on VRDN are the current interest rates at February 28, 2006.

The fund had the following industry group concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

Health care	15.0%
Education	13.4
Water & sewer	10.1

The fund had the following insurance concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

MBIA	26.0%
AMBAC	13.7
FGIC	13.6
FSA	13.0

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006